Other Liabilities and Deferred Credits	12 Months Ended
Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Other liabilities and deferred credits	Other liabilities and deferred credits

In millions	December 31,	2020	2019
	Personal injury and other claims provisions (Note 21) (1)	$238	$261
	Contract liabilities (Note 4) (1)	85	161
	Stock-based compensation liability (Note 19)	14	16
	Environmental provisions (Note 21) (1)	13	19
	Deferred credits and other	184	177
	Total other liabilities and deferred credits	$534	$634
(1)    See Note 14 – Accounts payable and other for the related current portion.